Accrued Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Changes in Accrued Severance Benefits

Changes in accrued severance benefits for the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013		2014		2015
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	683	~~W~~	263	~~W~~	103
Provisions for severance benefits		67		(60)		20
Severance payments		(444)		(100)		—
Terminated but not yet paid		(43)		—		—

Balance at end of year	~~W~~	263	~~W~~	103	~~W~~	123